INVESTMENT MANAGERS SERIES TRUST
235 W. Galena Street
Milwaukee, Wisconsin  53212

August 14, 2015

Securities and Exchange Commission
100 F Street, NE
 Washington, DC 20549

Attention:  Division of Investment Management

Re:	Investment Managers Series Trust (the “Registrant”)
File No. 333-122901 and 811-21719
on behalf of Aristotle Value Equity Fund and the Aristotle Small Cap Equity Fund (the “Funds”)

The Registrant is filing Post-Effective Amendment No. 659 to its Registration Statement under Rule 485(a)(2) to create two new series, the Aristotle Value Equity Fund and the Aristotle Small Cap Equity Fund.

Please direct your comments to the undersigned at (626) 914-1041.  Thank you.

Sincerely,

/s/Rita Dam

Rita Dam
Treasurer